Net Periodic Pension Benefit Cost Assumptions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total	$ 2,485	$ (2,693)	$ 4,125
Foreign Postretirement Benefit Plan | UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	3.60%	4.70%
Rate of compensation increase	3.70%	3.60%	4.00%
Expected rate of return on plan assets	3.00%	2.70%	6.10%
Actuarial (gain)/loss - benefit obligation	$ 10,057	$ (3,992)	$ 8,270
Actuarial (gain)/loss - plan assets	(5,215)	384	(4,125)
Actuarial gain recognized in net periodic benefit cost		(224)	(20)
Total	$ 4,842	$ (3,832)	$ 4,125
Foreign Postretirement Benefit Plan | SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.95%	1.35%
Rate of compensation increase	2.00%	2.00%
Expected rate of return on plan assets	0.95%	1.35%
Actuarial (gain)/loss - benefit obligation	$ (1,157)	$ 81
Actuarial (gain)/loss - plan assets	(1,233)	1,075
Prior service credit/(cost) recognized in net periodic benefit cost	136	(17)
Actuarial gain recognized in net periodic benefit cost	(22)
Amortization of net prior service credit	8
Net prior service credit occurring during the year	(89)
Total	$ (2,357)	$ 1,139